000 B000000 10/31/2002
000 C000000 0000065433
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 THE MEXICO FUND, INC.
001 B000000 811-003170
001 C000000 5252828900
002 A000000 ARISTOTELES 77, 3ER PISO. COL.POLANCO
002 B000000 MEXICO, D.F.
002 E010000 MEXICO
002 E020000 11560
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
007 C010200  2
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
008 A000001 IMPULSORA DEL FONDO MEXICO, SA DE CV
008 B000001 A
008 C000001 801-016054
008 D010001 MEXICO CITY
008 D050001 MEXICO
008 D060001 11560
010 A000001 IMPULSORA DEL FONDO MEXICO, SA DE CV
010 C010001 MEXICO CITY
010 C050001 MEXICO
010 C060001 11560
012 A000001 AMERICAN STOCK TRANSFER & TRUST COMPANY
012 B000001 84-00416
012 C010001 NEW YORK
012 C020001 NY
012 C030001 10005
013 A000001 PRICEWATERHOUSECOOPERS LLP
013 B010001 NEW YORK
013 B020001 NY
013 B030001 10036
014 A000001 ACCIONES Y VALORES DE MEXICO, SA DE CV
014 B000001 8-00000000
015 A000001 BANCOMER, S.A.
015 B000001 C
015 C010001 MEXICO
015 D010001 MEXICO
015 D020001 03339
015 E040001 X
018  000000 N
019 A000000 N
019 B000000    0
020 A000001 FINAMEX CASA DE BOLSA SA DE CV
020 C000001     84
020 A000002 VALUE SA DE CV CASA DE BOLSA
020 C000002     79
020 A000003 INTERACCIONES CASA DE BOLSA SA DE CV
020 C000003     75
020 A000004 VECTOR CASA DE BOLSA SA DE CV
020 C000004     49
020 A000005 IXE CASA DE BOLSA SA DE CV
020 C000005     49
020 A000006 GRUPO BURSATIL MEXICANO SA DE CV
020 C000006     47
020 A000007 SCOTIA INVERLAT CASA DE BOLSA SA DE CV
020 C000007     47
020 A000008 INVEX CASA DE BOLSA SA DE CV
020 C000008     46
020 A000009 CASA DE BOLSA ARKA SA DE CV
020 C000009     45
020 A000010 VALORES MEXICANOS CASA DE BOLSA SA DE CV
020 C000010     44
021  000000      792
022 C000001         0
022 D000001         0
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000          0
023 D000000          0
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 N
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 N
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 Y
046  000000 N
047  000000 Y
048  000000  0.000
048 A010000   200000
048 A020000 0.850
048 B010000   200000
048 B020000 0.700
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000   400000
048 K020000 0.600
049  000000 N
050  000000 N
051  000000 N
052  000000 N
053 A000000 N
054 A000000 Y
054 B000000 N
054 C000000 N
054 D000000 N
054 E000000 N
054 F000000 N
054 G000000 Y
054 H000000 N
054 I000000 N
054 J000000 N
054 K000000 Y
054 M000000 Y
054 N000000 N
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
058 A000000 N
059  000000 Y
060 A000000 Y
060 B000000 Y
061  000000        0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   0.0
062 M000000   0.0
062 N000000   0.0
062 O000000   0.0
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  0.0
066 A000000 Y
066 B000000 N
066 C000000 Y
066 D000000 N
066 E000000 N
066 F000000 N
066 G000000 N
067  000000 N
068 A000000 N
068 B000000 Y
069  000000 N
070 A010000 Y
070 A020000 Y
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 Y
070 L020000 Y
070 M010000 Y
070 M020000 Y
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000    270088
071 B000000    699980
071 C000000    622903
071 D000000   43
072 A000000 12
072 B000000     2447
072 C000000    12104
072 D000000        0
072 E000000        0
072 F000000     4650
072 G000000      511
072 H000000        0
072 I000000       21
072 J000000       80
072 K000000      340
072 L000000      141
072 M000000      286
072 N000000        0
072 O000000      812
072 P000000        0
072 Q000000       18
072 R000000      163
072 S000000     1515
072 T000000        0
072 U000000        0
072 V000000      430
072 W000000      696
072 X000000     9663
072 Y000000      600
072 Z000000     5488
072AA000000   187395
072BB000000        0
072CC010000        0
072CC020000   158170
072DD010000        0
072DD020000        0
072EE000000        0
073 A010000   0.1339
073 A020000   0.0000
073 B000000   2.6667
073 C000000   0.0000
074 A000000        0
074 B000000     4248
074 C000000        0
074 D000000        0
074 E000000        0
074 F000000   302891
074 G000000        0
074 H000000        0
074 I000000        0
074 J000000     3275
074 K000000        0
074 L000000        4
074 M000000        0
074 N000000   310418
074 O000000      949
074 P000000      274
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      432
074 S000000        0
074 T000000   308763

074 U010000 19969057
074 U020000        0
074 V010000    15.46
074 V020000     0.00
074 W000000   0.0000
074 X000000        0
074 Y000000        0
075 A000000        0
075 B000000   663273
076  000000    14.58
077 A000000 N
078  000000 N
080 A000000 NATIONAL UNION FIRE INS. CO.
080 C000000        0
081 A000000 Y
081 B000000   1
082 A000000 N
082 B000000        0
083 A000000 N
083 B000000        0
084 A000000 N
084 B000000        0
085 A000000 N
085 B000000 N
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   ALBERTO OSORIO
TITLE       TREASURER

Sub-Item 77K
(a)(i) The Principal Executive Officer and Principal Financial Officer of The Mexico Fund, Inc. (the "Fund") have evaluated the disclosure controls and procedures (as defined in Rule 30a-2(c)) of the Fund within 90 days of the filing date of this Form N-SAR and they believe that the disclosure controls and procedures are effective.

(a)(ii) There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(a)(iii) CERTIFICATIONS

I, Jos? Luis G?mez Pimienta, certify that:
1. I have reviewed this report on Form N-SAR of The Mexico Fund, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial information included in this report, and the financial statements on which the financial information is based, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:
a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) evaluated the effectiveness of the registrant?s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and
c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;
5. The registrant?s other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant?s auditors and the audit committee of the registrant?s Board of Directors (or persons performing the equivalent functions):
a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant?s ability to record, process, summarize, and report financial data and have identified for the registrant?s auditors any material weaknesses in internal controls; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and
6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:  12/26/02          /s/ Jos? Luis G?mez Pimienta__
                         Jos? Luis G?mez Pimienta
                         Principal Executive Officer



I, Alberto Osorio, certify that:
1. I have reviewed this report on Form N-SAR of The Mexico Fund, Inc.;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial information included in this report, and the financial statements on which the financial information is based, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) for the registrant and have:
a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) evaluated the effectiveness of the registrant?s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and
c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;
5. The registrant?s other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant?s auditors and the audit committee of the registrant's Board of Directors (or persons performing the equivalent functions):
a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant?s ability to record, process, summarize, and report financial data and have identified for the registrant?s auditors any material weaknesses in internal controls; and
b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant?s internal controls; and
6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date:  12/26/02                                  /s/   Alberto Osorio__
                       Alberto Osorio
                       Principal Financial Officer

The Mexico Fund, Inc.

N-SAR Disclosure for Change in Accountants

Item 77K:  Change in Registrant?s Certifying Accountant

Effective May 6, 2002, based on the recommendation of the Fund's Audit Committee, the Fund's Board of Directors determined not to retain Arthur Andersen LLP ("Arthur Andersen") as the Fund's independent auditors.
Arthur Andersen's reports on the Fund's financial statements for the fiscal years ended October 31, 2001 and October 31, 2000 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended October 31, 2001 and October 31, 2000 and the interim period commencing November 1, 2001 and ending May 6, 2002, (i) there were no disagreements with Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On May 6, 2002, the Fund by action of its Board of Directors engaged PricewaterhouseCoopers LLP ("PwC") as the independent auditors to audit the Fund's financial statements for the fiscal year ending October 31, 2002. During the Fund's fiscal years ended October 31, 2001 and October 31, 2000 and the interim period commencing November 1, 2001 and ending May 6, 2002, neither the Fund or anyone on its behalf has consulted PwC on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund?s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and the related instructions) or reportable events
(as described in paragraph (a)(1)(v) of said Item 304).

Pursuant to Item 304T of Regulation S-K, after making reasonable efforts to obtain a letter from Arthur Andersen stating whether it agrees with the statements contained above, Registrant has not been able to acquire such a letter.
Report of Independent Accountants
To the Board of Directors and Shareholders of The Mexico Fund, Inc.

In planning and performing our audit of the financial statements of The Mexico Fund, Inc. (the "Fund") for the year ended October 31, 2002, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

The management of the Fund is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity?s objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of October 31,2002.

This report is intended solely for the information and use of the Board of Directors, management and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.




PricewaterhouseCoopers LLP
New York, New York
December 4, 2002